Bank borrowings (Parenthetical) (Details)	Dec. 31, 2022	Dec. 31, 2021
1-year revolving loan denominated in RMB
Bank borrowings
Interest rates	5.22%	5.22%
1-year revolving loan denominated in RMB | Minimum
Bank borrowings
Interest rates		3.85%
1-year revolving loan denominated in RMB | Maximum
Bank borrowings
Interest rates		4.50%
Half-year revolving loans denominated in RMB | Minimum
Bank borrowings
Interest rates	3.00%	3.00%
Half-year revolving loans denominated in RMB | Maximum
Bank borrowings
Interest rates	5.00%	6.25%
Revolving service trade loan denominated in HK$ | Minimum
Bank borrowings
Interest rates	8.60%	4.35%
Revolving service trade loan denominated in HK$ | Maximum
Bank borrowings
Interest rates	8.64%	4.43%
3-month revolving loan denominated in RMB
Bank borrowings
Interest rates	3.00%	3.00%
1-year term loans denominated in RMB | Minimum
Bank borrowings
Interest rates	3.65%
1-year term loans denominated in RMB | Maximum
Bank borrowings
Interest rates	4.00%